Related Party Transactions - Schedule of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments	¥ 18,871	¥ 36,879